Change in Presentation Currency (Details) - Schedule of effect of translation	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Previously stated [member]
Change in Presentation Currency (Details) - Schedule of effect of translation [Line Items]
Current assets		$ 14,651,619		$ 6,926,844
Non-current assets		187,434,040		16,516,119
Total assets		202,085,659		23,442,963
Current liabilities		7,510,606		900,300
Non-current liabilities		5,507,178		6,674,405
Total liabilities		$ 13,017,784		$ 7,574,705
Translated [Member]
Change in Presentation Currency (Details) - Schedule of effect of translation [Line Items]
Current assets	$ 11,556,728		$ 5,436,341
Non-current assets	147,799,796		12,918,903
Total assets	159,356,524		18,355,244
Current liabilities	5,924,125		707,056
Non-current liabilities	4,343,886		5,242,229
Total liabilities	$ 10,268,011		$ 5,949,285